Segment Information - Schedule of Net (Loss) Income and Total Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net (Loss) Income and Total Assets [Abstract]
Investments held in Trust Account	$ 3,585,115		$ 3,585,115		$ 3,666,439	$ 24,387,525
Cash	280,063		280,063		142,260
General and administrative expenses	634,894	$ 382,269	1,360,614	$ 1,158,045	3,402,952	3,528,434
Interest income on investments held in Trust Account	$ 38,380	$ 194,074	$ 76,895	$ 512,940	$ 850,641	$ 6,009,585